Long-Term Bank Loans - Summary of Repayment Schedule Of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,883		¥ 4,656
Less: Portion classified as current liabilities	(410)	$ (63)	(161)
Long-term bank loans	3,473	$ 534	4,495
Less than 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	410		161
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	423		385
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	1,175		1,047
Over 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 1,875		¥ 3,063